Consolidated Balance Sheets (Unaudited) (Parenthetical) - ANYI NETWORK INC. - $ / shares	Jun. 30, 2020	Dec. 31, 2019
Ordinary shares, par value	$ 0.0001	$ 0.0001
Ordinary shares, authorized	5,000,000,000	5,000,000,000
Ordinary shares, issued	7,010,000	7,010,000
Ordinary shares, outstanding	10,000	10,000